May 15, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Keystone Omega Fund (the "Fund")
         File No. 2-28183/811-1600


Dear Sirs/Madams:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that (i) the form of prospectus and statement of additional information that the Fund would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective
amendment   (Post-Effective  Amendment  No.  28  to  Registration  Statement
No. 2-28183/811-1600) (the "Amendment"); and (ii) the text of the Amendmen was filed electronically via EDGAR on April 30, 1997.

         Please acknowledge receipt of this transmission by responding to the CompuServe mailbox number provided.

         If you have any questions or would like further information, please call me at (617) 210-3648.


                                                            Very truly yours,




                                                            Dorothy E. Bourassa



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